Cover	Jul. 07, 2023
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Form 8-K/A is being filed to correct certain scrivener’s errors with respect to the number of shares of Class A common stock in Item 8.01 of the Form 8-K that was originally filed with the SEC on July 10, 2023 (the “Original Form 8-K”). This Form 8-K/A includes appropriate corrections to the disclosure in Item 8.01 of the Original Form 8-K as it should have been filed, as set forth below. No other changes have been made to the Original Form 8-K and the other items included in the Original Form 8-K have not been repeated in this amendment.
Document Period End Date	Jul. 07, 2023
Entity File Number	001-40877
Entity Registrant Name	PHOENIX BIOTECH ACQUISITION CORP.
Entity Central Index Key	0001870404
Entity Tax Identification Number	87-1088814
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2201 Broadway
Entity Address, Address Line Two	Suite 705
Entity Address, City or Town	Oakland
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94612
City Area Code	(215)
Local Phone Number	731-9450
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-half of one redeemable warrant
Trading Symbol	PBAXU
Security Exchange Name	NASDAQ
Class A common stock, par value $0.0001 per share
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	PBAX
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Class A common stock
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock
Trading Symbol	PBAXW
Security Exchange Name	NASDAQ